Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2021	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Transfer from property, plant and equipment	–	–	122	122
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	110	15,779
Acquisition	2,938	–	–	2,938
At 31 December 2023	16,316	2,291	110	18,717

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At 1 January 2021	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Amortisation charge for the year	–	–	3	3
Transfer from property, plant and equipment	–	–	113	113
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	104	15,773
Amortisation charge for the year	–	–	3	3
Disposal	–	–	–	–
At 31 December 2023	13,378	2,291	107	15,776
Net book value
At 31 December 2023	2,938	–	3	2,941
At 31 December 2022	–	–	6	6
At 31 December 2021	–	–	–	–

Schedule of condensed financial statements

	Carrying amount			Remaining amortisation period
	2023 £’000	2022 £’000	2021 £’000	2023 (years)	2022 (years)	2021 (years)
MTX228 tolimidone acquired IPRD*	2,938	–	–	n/a	n/a	n/a

Schedule of initial consideration settled

	$’000	£’000
Cash paid to Adhera	300	237
100,356 ADSs, valued at the Offer price issued to Adhera Loan Noteholders	201	159
899,642 Pre-funded warrants at the Offering price issued to Adhera Loan Noteholders	1,799	1,422
708,856 ADSs at the Offer price issued to Melior	1,418	1,120
Recognised as intangible asset purchase	3,718	2,938